UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21287

 NAME OF REGISTRANT:                     John Hancock Preferred Income
                                         Fund III



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles Rizzo
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


2X30 John Hancock Funds Preferred Income Fund III
--------------------------------------------------------------------------------------------------------------------------
 BANK OF AMERICA CORPORATION                                                                 Agenda Number:  933398491
--------------------------------------------------------------------------------------------------------------------------
        Security:  060505559
    Meeting Type:  Annual
    Meeting Date:  11-May-2011
          Ticker:  BMLPRQ
            ISIN:  US0605055591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: MUKESH D. AMBANI                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: SUSAN S. BIES                       Mgmt          For                            For

1C     ELECTION OF DIRECTOR: FRANK P. BRAMBLE, SR.               Mgmt          For                            For

1D     ELECTION OF DIRECTOR: VIRGIS W. COLBERT                   Mgmt          For                            For

1E     ELECTION OF DIRECTOR: CHARLES K. GIFFORD                  Mgmt          For                            For

1F     ELECTION OF DIRECTOR: CHARLES O. HOLLIDAY, JR.            Mgmt          For                            For

1G     ELECTION OF DIRECTOR: D. PAUL JONES, JR.                  Mgmt          For                            For

1H     ELECTION OF DIRECTOR: MONICA C. LOZANO                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: THOMAS J. MAY                       Mgmt          For                            For

1J     ELECTION OF DIRECTOR: BRIAN T. MOYNIHAN                   Mgmt          For                            For

1K     ELECTION OF DIRECTOR: DONALD E. POWELL                    Mgmt          For                            For

1L     ELECTION OF DIRECTOR: CHARLES O. ROSSOTTI                 Mgmt          For                            For

1M     ELECTION OF DIRECTOR: ROBERT W. SCULLY                    Mgmt          For                            For

02     AN ADVISORY (NON-BINDING) "SAY ON PAY" VOTE               Mgmt          For                            For
       TO APPROVE EXECUTIVE COMPENSATION.

03     AN ADVISORY (NON-BINDING) VOTE ON THE FREQUENCY           Mgmt          1 Year                         For
       OF FUTURE ADVISORY "SAY ON PAY" VOTES.

04     RATIFICATION OF THE REGISTERED INDEPENDENT PUBLIC         Mgmt          For                            For
       ACCOUNTING FIRM FOR 2011.

05     STOCKHOLDER PROPOSAL - DISCLOSURE OF GOVERNMENT           Shr           Against                        For
       EMPLOYMENT.

06     STOCKHOLDER PROPOSAL - STOCKHOLDER ACTION BY              Shr           For                            Against
       WRITTEN CONSENT.

07     STOCKHOLDER PROPOSAL - MORTGAGE SERVICING OPERATIONS.     Shr           For                            Against

08     STOCKHOLDER PROPOSAL - GRASSROOTS LOBBYING.               Shr           For                            Against

09     STOCKHOLDER PROPOSAL - OTC DERIVATIVES TRADING.           Shr           For                            Against

10     STOCKHOLDER PROPOSAL - CUMULATIVE VOTING IN               Shr           For                            Against
       CONTESTED ELECTIONS.

11     STOCKHOLDER PROPOSAL - RECOUPMENT OF INCENTIVE            Shr           For                            Against
       COMPENSATION.

12     STOCKHOLDER PROPOSAL - PROHIBITION OF CERTAIN             Shr           For                            Against
       RELOCATION BENEFITS.




--------------------------------------------------------------------------------------------------------------------------
 VERIZON COMMUNICATIONS INC.                                                                 Agenda Number:  933387830
--------------------------------------------------------------------------------------------------------------------------
        Security:  92343V104
    Meeting Type:  Annual
    Meeting Date:  05-May-2011
          Ticker:  VZ
            ISIN:  US92343V1044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: RICHARD L. CARRION                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: M. FRANCES KEETH                    Mgmt          For                            For

1C     ELECTION OF DIRECTOR: ROBERT W. LANE                      Mgmt          For                            For

1D     ELECTION OF DIRECTOR: LOWELL C. MCADAM                    Mgmt          For                            For

1E     ELECTION OF DIRECTOR: SANDRA O. MOOSE                     Mgmt          For                            For

1F     ELECTION OF DIRECTOR: JOSEPH NEUBAUER                     Mgmt          For                            For

1G     ELECTION OF DIRECTOR: DONALD T. NICOLAISEN                Mgmt          For                            For

1H     ELECTION OF DIRECTOR: CLARENCE OTIS, JR.                  Mgmt          For                            For

1I     ELECTION OF DIRECTOR: HUGH B. PRICE                       Mgmt          For                            For

1J     ELECTION OF DIRECTOR: IVAN G. SEIDENBERG                  Mgmt          For                            For

1K     ELECTION OF DIRECTOR: RODNEY E. SLATER                    Mgmt          For                            For

1L     ELECTION OF DIRECTOR: JOHN W. SNOW                        Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED     Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM

03     ADVISORY VOTE RELATED TO EXECUTIVE COMPENSATION           Mgmt          For                            For

04     ADVISORY VOTE RELATED TO FUTURE VOTES ON EXECUTIVE        Mgmt          1 Year                         For
       COMPENSATION

05     DISCLOSE PRIOR GOVERNMENT SERVICE                         Shr           Against                        For

06     PERFORMANCE STOCK UNIT PERFORMANCE THRESHOLDS             Shr           For                            Against

07     CUMULATIVE VOTING                                         Shr           For                            Against

08     SHAREHOLDER RIGHT TO CALL A SPECIAL MEETING               Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 WACHOVIA PREFERRED FUNDING CORP.                                                            Agenda Number:  933422824
--------------------------------------------------------------------------------------------------------------------------
        Security:  92977V206
    Meeting Type:  Annual
    Meeting Date:  10-May-2011
          Ticker:  WNAPR
            ISIN:  US92977V2060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES E. ALWARD                                           Mgmt          For                            For
       HOWARD T. HOOVER                                          Mgmt          For                            For
       CHARLES F. JONES                                          Mgmt          For                            For
       MARK C. OMAN                                              Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Preferred Income Fund III
By (Signature)       /s/ Keith F. Hartstein
Name                 Keith F. Hartstein
Title                President
Date                 08/25/2011